Investments - Schedule of Summarized Financial Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Statements of Balance Sheet
Current assets	¥ 2,951,599		¥ 3,508,421		$ 415,724
Non-current assets	2,054,416		2,354,235		289,359
Current liabilities	611,328		588,412		86,103
Non-current liabilities	209,914		211,718		$ 29,566
Statements of Operation
Costs and expenses applicable to net sales or gross revenues	(901,455)	$ (126,967)	(1,187,370)	¥ (1,941,177)
Income (loss) from operations	(913,355)	(128,642)	(928,898)	(1,624,244)
Net income (loss)	(750,227)	$ (105,666)	(821,333)	(1,547,038)
Equity Method Investment as a Group
Statements of Balance Sheet
Current assets	434,906		246,352
Non-current assets	2,283,127		1,460,018
Current liabilities	101,483		77,564
Non-current liabilities	176,984		19,159
Statements of Operation
Total revenues	386,856		153,086	52
Costs and expenses applicable to net sales or gross revenues	(213,386)		(75,502)	(5,167)
Income (loss) from operations	173,469		77,584	(5,115)
Net income (loss)	¥ 173,462		¥ 77,593	¥ 16,655